Vessels, net - Impairment loss (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 0	$ 0	$ (20,144)
m/v Tiara Globe
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	0	0	(7,745)
m/v Energy Globe
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 0	$ 0	$ (12,399)